Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Due to related parties (note 4)	$ 1,386	$ 4,175
Accrued interest	14,614	16,270
Accounts payable and other accrued liabilities	47,220	41,712
Accounts payable and accrued liabilities, Total	$ 63,220	$ 62,157